BlackRock Funds II
BlackRock 20/80 Target Allocation Fund
BlackRock 40/60 Target Allocation Fund
BlackRock 60/40 Target Allocation Fund
BlackRock 80/20 Target Allocation Fund
(each, a “Fund” and collectively, the “Funds”)

Supplement dated March 17, 2016 to the
Prospectus dated January 28, 2016

Effective immediately, Michael Gates, CFA and Vishal Karir, CFA are the portfolio managers of the Funds.

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock 20/80 Target Allocation Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

	Portfolio Manager of
Name	the Fund Since	Title
Michael Gates, CFA	2015	Director of BlackRock, Inc.
Vishal Karir, CFA	2016	Director of BlackRock, Inc.

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock 40/60 Target Allocation Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

	Portfolio Manager of
Name	the Fund Since	Title
Michael Gates, CFA	2015	Director of BlackRock, Inc.
Vishal Karir, CFA	2016	Director of BlackRock, Inc.

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock 60/40 Target Allocation Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

	Portfolio Manager of
Name	the Fund Since	Title
Michael Gates, CFA	2015	Director of BlackRock, Inc.
Vishal Karir, CFA	2016	Director of BlackRock, Inc.

The section of the Prospectus entitled “Fund Overview — Key Facts About BlackRock 80/20 Target Allocation Fund — Portfolio Managers” is deleted in its entirety and replaced with the following:

Portfolio Managers

	Portfolio Manager of
Name	the Fund Since	Title
Michael Gates, CFA	2015	Director of BlackRock, Inc.
Vishal Karir, CFA	2016	Director of BlackRock, Inc.

The section of the Prospectus entitled “Details About the Funds — How Each Fund Invests — About the Portfolio Management of the Funds” is deleted in its entirety and replaced with the following:

ABOUT THE PORTFOLIO MANAGEMENT OF THE FUNDS

The Funds are managed by a team of financial professionals. Michael Gates, CFA and Vishal Karir, CFA are the portfolio managers and are jointly and primarily responsible for the day-to-day management of each Fund. Please see “Management of the Funds — Portfolio Manager Information” for additional information about the portfolio managers.

The section of the Prospectus entitled “Management of the Funds — Portfolio Manager Information” is deleted in its entirety and replaced with the following:

Portfolio Manager Information

Information regarding the portfolio managers of the Funds is set forth below. Further information regarding the portfolio managers, including other accounts managed, compensation, ownership of Fund shares, and possible conflicts of interest, is available in the Funds’ SAI.

Each Fund is managed by a team of financial professionals. Michael Gates, CFA and Vishal Karir, CFA are jointly and primarily responsible for the day-to-day management of each Fund.

Portfolio Manager	Primary Role	Since	Title and Recent Biography
Michael Gates, CFA	Jointly and primarily responsible for the day-to-day management of the Funds, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2015	Director of BlackRock, Inc. since 2009; portfolio manager and member of BlackRock’s Multi-Asset Strategies Group since 2012; lead portfolio manager for US strategic and income models since 2011; employee of BlackRock, Inc. and legacy Barclays Global Investors since 1999.
Vishal Karir, CFA	Jointly and primarily responsible for the day-to-day management of the Funds, including setting each Fund’s overall investment strategy and overseeing the management of the Funds.	2016	Director of BlackRock, Inc. since 2016; portfolio manager and member of BlackRock’s Multi-Asset Strategies Group since 2012; Vice President of BlackRock, Inc. from 2010 to 2015.

Shareholders should retain this Supplement for future reference.

PRO-TA-0316SUP